Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 81,505	$ 11,655	¥ 108,266
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	63,187	9,036	102,154
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 18,318	$ 2,619	¥ 6,112